Convertible Notes Payable - Schedule of Accounting Extinguishments (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Loss on extinguishment of debt	$ (17,292,463)	$ 0	$ (17,292,463)	$ 0	$ (4,038,063)	$ 0
2015 Notes
Debt Instrument [Line Items]
Fair value of common stock issued	27,574,033
2015 Note principal extinguished	8,003,121
Debt discount related to extinguished 2015 Note	(2,508,882)
Derivative liability extinguished	4,787,331
Loss on extinguishment of debt	$ 17,292,463